Auditor fees	12 Months Ended
Dec. 31, 2023
Auditor fees
Auditor fees

28. Auditor fees

The fees for services provided by our external auditors, KPMG Accountants N.V. for the years ended December 31, 2023, 2022 and 2021, are specified below for each of the financial years indicated:

	2023	2022	2021

	(€ in thousands)
Audit fees	588	512	419
Audit-related fees	—	32	64
	588	544	483

Audit fees consist of aggregate fees for professional services provided in connection with the annual audit of our financial statements. Audit-related fees consist of procedures relating to share offerings, such as comfort letters, as well as consents and review of documents filed with the SEC.